Convertible Promissory Notes (Details Narrative) (10-K) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 05, 2019	Mar. 29, 2019	Jan. 09, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Feb. 28, 2019
Convertible promissory note principal amount							$ 300,000
Note Issuance Costs							24,144
Interest expense debt							151,856	74,896
Conversion price per shares	$ 2.50
Proceeds for convertible debt				(1,575,000)		$ 1,534,000	1,534,000
Convertible promissory notes	$ 300,000	$ 1,410,000						1,575,000
Accrued interest payable	$ 18,226	$ 52,065					$ 22,196
Debt instrument conversion shares	127,291	731,039					731,039
Number of warrants outstanding		365,523					8,143,115
Debt instrument conversion debt amount					$ 318,226		$ 1,462,065
Unamortized note issuance costs							$ 24,144
June 5, 2019 [Member]
Conversion price per shares							$ 2.50
Convertible promissory notes							$ 300,000
Accrued interest payable							$ 18,228
Debt instrument conversion shares							127,291
Paulson Investment Company [Member]
Interest expense debt		$ 358,800
Debt instrument conversion debt amount	$ 9,000	$ 42,300
Debt instrument conversion rate	3.00%	3.00%
Unamortized note issuance costs		$ 118,351
Paulson Investment Company [Member] | June 5, 2019 [Member]
Debt instrument conversion debt amount							$ 9,000
Debt instrument conversion rate							3.00%
Holders [Member]
Conversion price per shares									$ 2.00
Warrant exercise price									$ 2.40
Qualified Financing [Member]
Debt instrument maturity date description			The Maturity Date of the notes is the two year anniversary from the date of issuance.
Conversion price per shares			$ 2.50
Proceeds for convertible debt			$ 10,000,000
Qualified Financing [Member] | Common Shares [Member]
Debt interest rate			100.00%
Conversion price per shares			$ 2.50
Convertible Promissory Notes [Member]
Interest expense debt							$ 65,291
Accredited Investors [Member]
Debt interest rate			10.00%
Convertible promissory note principal amount			$ 1,710,000
Note Issuance Costs			176,000
Accredited Investors [Member] | Commission Fees [Member]
Debt instrument fee amount			171,000
Accredited Investors [Member] | Escrow Fees [Member]
Debt instrument fee amount			$ 5,000